INCOME TAXES	9 Months Ended
Sep. 30, 2016
Income Tax Disclosure [Abstract]
INCOME TAXES
9.	INCOME TAXES

The income tax expense consisted of:

	Nine Months Ended September 30,
	2016	2015
Income tax expense - current:
Macau Complementary Tax	$1,730	$399
Lump sum in lieu of Macau Complementary Tax on dividend	2,096	2,096
Hong Kong Profits Tax	809	849
Income tax in other jurisdictions	28	253

Sub-total	4,663	3,597

Under (over) provision of income tax in prior period:
Macau Complementary Tax	—	(259)
Hong Kong Profits Tax	40	(4)
Income tax in other jurisdictions	(4)	(5)

Sub-total	36	(268)

Income tax (benefit) expense - deferred:
Macau Complementary Tax	(1,008)	(3,096)
Hong Kong Profits Tax	(38)	7
Income tax in other jurisdictions	363	525

Sub-total	(683)	(2,564)

Total income tax expense	$4,016	$765

The Company and certain of its subsidiaries are exempt from tax in the Cayman Islands or British Virgin Islands, where they are incorporated, however, the Company is subject to Hong Kong Profits Tax on profits from its activities conducted in Hong Kong. Certain subsidiaries incorporated or conducting businesses in Hong Kong, Macau, the Philippines and other jurisdictions are subject to Hong Kong Profits Tax, Macau Complementary Tax, income tax in the Philippines and other jurisdictions, respectively, during the nine months ended September 30, 2016 and 2015.

Macau Complementary Tax, Hong Kong Profits Tax and the Philippines income tax have been provided at 12%, 16.5% and 30% on the estimated taxable income earned in or derived from Macau, Hong Kong and the Philippines, respectively, during the nine months ended September 30, 2016 and 2015, if applicable. Income tax in other jurisdictions for the nine months ended September 30, 2016 and 2015 were provided mainly for the profits of the representative offices and branches set up by a subsidiary of the Company in the region where they operate.

Melco Crown (Macau) Limited (“Melco Crown Macau”) has been exempted from Macau Complementary Tax on profits generated by gaming operations for five years commencing from 2007 to 2011 pursuant to the approval notice issued by the Macau Government dated June 7, 2007, and continues to benefit from this exemption for another five years from 2012 to 2016 pursuant to the approval notice issued by the Macau Government in April 2011, and further benefit from this exemption for another five years from 2017 to 2021 pursuant to the approval notice issued by the Macau Government in September 2016. Pursuant to a notice issued by the Macau Government dated January 12, 2015, one of the Company’s subsidiaries in Macau has also been exempted from Macau Complementary Tax on profits generated from income received from Melco Crown Macau until 2016, to the extent that such income is derived from Studio City gaming operations, coinciding with Melco Crown Macau’s exemption from Macau Complementary Tax. The Company’s subsidiary has also applied for an additional 5-year exemption from Macau Complementary Tax on profits generated from income received from Melco Crown Macau, to the extent that such income is derived from Studio City gaming operations. Such application is being reviewed by the Macau Government. The dividend distributions of such subsidiary to its shareholders continue to be subject to Macau Complementary Tax. The non-gaming profits of Melco Crown Macau and the Company’s subsidiary in Macau remain subject to the Macau Complementary Tax and Melco Crown Macau’s casino revenues remain subject to the Macau special gaming tax and other levies in accordance with its gaming subconcession agreement.

In 2013, Melco Crown Macau made an application to the Macau Government for a tax concession arrangement for its shareholders. Pursuant to the proposed terms issued by the Macau Government in December 2013 which was accepted by Melco Crown Macau in January 2014, an annual lump sum amount of MOP22,400,000 (equivalent to $2,795) is payable by Melco Crown Macau to the Macau Government, effective retroactively from 2012 through 2016, coinciding with the 5-year extension of the tax holiday as mentioned above, as payments in lieu of Macau Complementary Tax otherwise due by the shareholders of Melco Crown Macau on dividend distributions from gaming profits. Such annual lump sum tax payments are required regardless of whether dividends are actually distributed or whether Melco Crown Macau has distributable profits in the relevant year. Melco Crown Macau has also applied for an additional 5-year extension for the tax concession arrangement. Such application is being reviewed by the Macau Government.

The casino operations of MCE Leisure, the operator of City of Dreams Manila, were previously subject to corporate income tax at the rate of 30% based on an April 2013 Revenue Memorandum Circular issued by the Bureau of Internal Revenue (“BIR”). On August 10, 2016, the Supreme Court of the Philippines (“SC”) found in the case of Bloomberry Resorts and Hotels, Inc. vs. the BIR, G. R. No. 212530 that all contractees and licensees of the Philippine Amusement and Gaming Corporation (“PAGCOR”), shall be exempted from all other taxes, including corporate income tax realized from the casino operations, upon payment of the 5% franchise tax. The BIR subsequently filed a Motion for Reconsideration of the said decision which is pending with the SC. If the SC decision is confirmed, MCE Leisure’s gaming operations should be exempt from corporate income tax among other taxes provided the 5% franchise tax is paid as outlined in the SC decision.

The effective tax rates for the nine months ended September 30, 2016 and 2015 were 7.4% and 4.3%, respectively. Such rates differ from the statutory Macau Complementary Tax rate of 12% primarily due to the effect of profits generated by gaming operations exempted from Macau Complementary Tax, the effect of change in valuation allowance, the effect of different tax rates of subsidiaries operating in other jurisdictions and the effect of expenses for which no income tax benefit is receivable for the nine months ended September 30, 2016 and 2015.